Offerings - Offering: 1	Aug. 16, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 48.00 per share
Maximum Aggregate Offering Price	$ 15,000,000.00
Amount of Registration Fee	$ 2,072.00
Offering Note	The Maximum Aggregate Offering Price of $14,375,000.00 is estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. Includes the aggregate offering price of additional shares that the underwriters have the option to purchase from the registrant, if any. The registrant previously paid registration fees of $2,072.00 for the previously estimated Maximum Aggregate Offering Price of $15,000,000.00 in connection with the public filing of this Registration Statement on Form S-1 on July 24, 2026.